SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
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Balance at the beginning of the year
Additions	20,123
Foreign currency translation	145
Balance at the end of the year	$ 20,268